Premiums and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Premiums Receivable Disclosure [Abstract]
Schedule of Receivables, Net of An Allowance for Uncollectible Items
Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

	As of December 31,
	2015	2014
Insurance premiums receivable	$1,563	$1,459
Other receivables	12	220
Total (1)	$1,575	$1,679
(1)  For the years ended December 31, 2015 and 2014, the Company did not have any material allowances for uncollectable items.